Vessels under construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Vessels under construction	$ 180,000	$ 288,282	$ 866,844
Payments for Construction in Process	401,556	875,970
Interest capitalized	6,951	11,886	$ 1,600
Transfer from vessel under construction to vessels	506,362	(1,001,808)
Transfer from vessel under construction to assets held for sale	$ (10,427)	$ 464,610